                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CR Intrinsic Investors, LLC
Address:   72 Cummings Point Road
           Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                 Stamford, Connecticut      November 14, 2007
------------------------------   -------------------------   -------------------
[Signature]                            [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:        109*
Form 13F Information Table Value Total: $3,487,422
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-5608                S.A.C. Capital Management, LLC
2     28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
                                                             SHARES OR
                                TITLE                VALUE   PRINCIPLE   SHRS  PUT/    INVESTMENT     OTHER   VOTING AUTHORITY -
NAME OF ISSUER                OF CLASS    CUSIP    (X$1000)    AMOUNT    /PRN  CALL    DISCRETION    MANAGER        SHARED
--------------                --------  ---------  --------  ---------   ----  ----  --------------  -------  ------------------
ABAXIS INC                    Common    002567105     3,368     150,000  SHRS        Shared-Defined    1,2           150,000
ABERCROMBIE & FITCH CO        Common    002896207    10,088     125,000  SHRS        Shared-Defined    1,2           125,000
ACTIVISION INC NEW            Common    004930202    25,908   1,200,000  SHRS        Shared-Defined    1,2         1,200,000
ADOLOR CORP                   Common    00724X102    14,621   4,275,000  SHRS        Shared-Defined    1,2         4,275,000
AFFYMETRIX INC                Common    00826T108    15,476     610,000  SHRS        Shared-Defined    1,2           610,000
AK STL HLDG CORP              Common    001547108    33,182     755,000  SHRS        Shared-Defined    1,2           755,000
ALCON INC                     Option    H01301952    12,694      88,200        PUT   Shared-Defined    1,2            88,200
ALLIANCE DATA SYSTEMS CORP    Common    018581108   114,116   1,473,600  SHRS        Shared-Defined    1,2         1,473,600
ALLIANCE ONE INTL INC         Common    018772103     3,270     500,000  SHRS        Shared-Defined    1,2           500,000
ALPHARMA INC                  Common    020813101     4,272     200,000  SHRS        Shared-Defined    1,2           200,000
ALUMINUM CORP CHINA LTD       Common    022276109       518       7,400  SHRS        Shared-Defined    1,2             7,400
AMERICA MOVIL SAB DE CV       Common    02364W105    19,200     300,000  SHRS        Shared-Defined    1,2           300,000
AMERICAN ORIENTAL BIOENGR IN  Common    028731107     2,230     200,000  SHRS        Shared-Defined    1,2           200,000
AMERICAN TOWER CORP           Common    029912201     8,708     200,000  SHRS        Shared-Defined    1,2           200,000
AMGEN INC                     Common    031162100    64,049   1,132,200  SHRS        Shared-Defined    1,2         1,132,200
APPLE INC                     Common    037833100    53,739     350,000  SHRS        Shared-Defined    1,2           350,000
APPLE INC                     Option    037833950   122,832     800,000        PUT   Shared-Defined    1,2           800,000
APPLERA CORP                  Common    038020103   193,638   5,590,000  SHRS        Shared-Defined    1,2         5,590,000
APPLERA CORP                  Option    038020903    17,320     500,000        CALL  Shared-Defined    1,2           500,000
ARCHSTONE SMITH TR            Common    039583109   137,035   2,278,600  SHRS        Shared-Defined    1,2         2,278,600
ASSURANT INC                  Common    04621X108    16,050     300,000  SHRS        Shared-Defined    1,2           300,000
ASTRAZENECA PLC               Common    046353108     5,007     100,000  SHRS        Shared-Defined    1,2           100,000
ATLAS AMER INC                Common    049167109    34,661     671,325  SHRS        Shared-Defined    1,2           671,325
BARNES & NOBLE INC            Common    067774109    38,786   1,100,000  SHRS        Shared-Defined    1,2         1,100,000
BARR PHARMACEUTICALS INC      Common    068306109    17,073     300,000  SHRS        Shared-Defined    1,2           300,000
BIOMARIN PHARMACEUTICAL INC   Common    09061G101   102,090   4,100,000  SHRS        Shared-Defined    1,2         4,100,000
BLOCKBUSTER INC               Common    093679108     1,387     258,300  SHRS        Shared-Defined    1,2           258,300
CELGENE CORP                  Common    151020104    21,393     300,000  SHRS        Shared-Defined    1,2           300,000
CEPHALON INC                  Common    156708109   146,120   2,000,000  SHRS        Shared-Defined    1,2         2,000,000
CEPHALON INC                  Option    156708909    20,457     280,000        CALL  Shared-Defined    1,2           280,000
CHARTER COMMUNICATIONS INC D  Common    16117M107    27,090  10,500,000  SHRS        Shared-Defined    1,2        10,500,000
CLEVELAND CLIFFS INC          Common    185896107    10,996     125,000  SHRS        Shared-Defined    1,2           125,000
CROCS INC                     Common    227046109     3,363      50,000  SHRS        Shared-Defined    1,2            50,000
DELTA PETE CORP               Common    247907207     3,590     200,000  SHRS        Shared-Defined    1,2           200,000
DIRECTV GROUP INC             Common    25459L106     3,642     150,000  SHRS        Shared-Defined    1,2           150,000
EARTHLINK INC                 Common    270321102     7,128     900,000  SHRS        Shared-Defined    1,2           900,000
ECHOSTAR COMMUNICATIONS NEW   Common    278762109    14,043     300,000  SHRS        Shared-Defined    1,2           300,000
EDO CORP                      Common    281347104    16,803     300,000  SHRS        Shared-Defined    1,2           300,000
ELAN PLC                      Common    284131208   142,020   6,750,000  SHRS        Shared-Defined    1,2         6,750,000
ELECTRONICS FOR IMAGING INC   Common    286082102    14,863     553,343  SHRS        Shared-Defined    1,2           553,343
EMMIS COMMUNICATIONS CORP     Option    291525903       693     140,200        CALL  Shared-Defined    1,2           140,200
EQUINIX INC                   Common    29444U502    39,911     450,000  SHRS        Shared-Defined    1,2           450,000
EQUITABLE RES INC             Common    294549100    91,134   1,756,968  SHRS        Shared-Defined    1,2         1,756,968
EXPRESS SCRIPTS INC           Common    302182100     6,978     125,000  SHRS        Shared-Defined    1,2           125,000
FIRST CASH FINL SVCS INC      Common    31942D107    11,710     500,000  SHRS        Shared-Defined    1,2           500,000
FIRST SOLAR INC               Common    336433107    23,548     200,000  SHRS        Shared-Defined    1,2           200,000
FOCUS MEDIA HLDG LTD          Common    34415V109    11,604     200,000  SHRS        Shared-Defined    1,2           200,000
GEMSTAR-TV GUIDE INTL INC     Common    36866W106    19,173   2,754,740  SHRS        Shared-Defined    1,2         2,754,740
HERBALIFE LTD                 Common    G4412G101    13,638     300,000  SHRS        Shared-Defined    1,2           300,000
HEWLETT PACKARD CO            Common    428236103     2,490      50,000  SHRS        Shared-Defined    1,2            50,000
HILTON HOTELS CORP            Common    432848109   206,388   4,439,400  SHRS        Shared-Defined    1,2         4,439,400
INSPIRE PHARMACEUTICALS INC   Common    457733103     2,685     500,000  SHRS        Shared-Defined    1,2           500,000
INSPIRE PHARMACEUTICALS INC   Option    457733903       644     120,000        CALL  Shared-Defined    1,2           120,000
INTERNAP NETWORK SVCS CORP    Common    45885A300     8,502     600,000  SHRS        Shared-Defined    1,2           600,000
INVERNESS MED INNOVATIONS IN  Common    46126P106     5,532     100,000  SHRS        Shared-Defined    1,2           100,000
ISHARES TR                    Option    464287954    34,374     230,000        PUT   Shared-Defined    1,2           230,000
ISHARES TR                    Option    464287955    80,040   1,000,000        PUT   Shared-Defined    1,2         1,000,000
KNIGHT CAPITAL GROUP INC      Common    499005106     4,784     400,000  SHRS        Shared-Defined    1,2           400,000
KRAFT FOODS INC               Option    50075N904    69,020   2,000,000        CALL  Shared-Defined    1,2         2,000,000
LEHMAN BROS HLDGS INC         Common    524908100     6,173     100,000  SHRS        Shared-Defined    1,2           100,000
LEVEL 3 COMMUNICATIONS INC    Common    52729N100     9,300   2,000,000  SHRS        Shared-Defined    1,2         2,000,000
M & F WORLDWIDE CORP          Common    552541104    31,369     625,000  SHRS        Shared-Defined    1,2           625,000
M & T BK CORP                 Common    55261F104     5,173      50,000  SHRS        Shared-Defined    1,2            50,000
MASTERCARD INC                Common    57636Q104     7,399      50,000  SHRS        Shared-Defined    1,2            50,000
MAXIM INTEGRATED PRODS INC    Common    57772K101    11,740     400,000  SHRS        Shared-Defined    1,2           400,000
MERCK & CO INC                Common    589331107    19,384     375,000  SHRS        Shared-Defined    1,2           375,000
METTLER TOLEDO INTERNATIONAL  Common    592688105    29,580     290,000  SHRS        Shared-Defined    1,2           290,000
MGM MIRAGE                    Common    552953101    21,135     236,300  SHRS        Shared-Defined    1,2           236,300
MILLIPORE CORP                Common    601073109    31,457     415,000  SHRS        Shared-Defined    1,2           415,000
MIRANT CORP NEW               Common    60467R100   213,208   5,241,097  SHRS        Shared-Defined    1,2         5,241,097
MOBILE TELESYSTEMS OJSC       Common    607409109     2,599      37,500  SHRS        Shared-Defined    1,2            37,500
NEW YORK CMNTY BANCORP INC    Common    649445103     7,620     400,000  SHRS        Shared-Defined    1,2           400,000
NII HLDGS INC                 Common    62913F201    22,591     275,000  SHRS        Shared-Defined    1,2           275,000
NII HLDGS INC                 Option    62913F951    14,376     175,000        PUT   Shared-Defined    1,2           175,000
NMT MED INC                   Common    629294109     3,692     463,236  SHRS        Shared-Defined    1,2           463,236
NRG ENERGY INC                Common    629377508   277,000   6,550,000  SHRS        Shared-Defined    1,2         6,550,000
NUCOR CORP                    Common    670346105    11,894     200,000  SHRS        Shared-Defined    1,2           200,000
OFFICEMAX INC DEL             Common    67622P101    10,281     300,000  SHRS        Shared-Defined    1,2           300,000
OM GROUP INC                  Common    670872100    54,130   1,025,000  SHRS        Shared-Defined    1,2         1,025,000
PAETEC HOLDING CORP           Common    695459107     9,976     800,000  SHRS        Shared-Defined    1,2           800,000
PAR PHARMACEUTICAL COS INC    Common    69888P106     6,960     375,000  SHRS        Shared-Defined    1,2           375,000
PDL BIOPHARMA INC             Common    69329Y104    73,474   3,400,000  SHRS        Shared-Defined    1,2         3,400,000
PENWEST PHARMACEUTICALS CO    Common    709754105    12,111   1,100,000  SHRS        Shared-Defined    1,2         1,100,000
POOL CORPORATION              Common    73278L105     1,449      57,990  SHRS        Shared-Defined    1,2            57,990
POWERSHARES QQQ TRUST         Common    73935A104    17,274     336,000  SHRS        Shared-Defined    1,2           336,000
POWERSHARES QQQ TRUST         Option    73935A954    25,705     500,000        PUT   Shared-Defined    1,2           500,000
R H DONNELLEY CORP            Common    74955W307    30,405     542,759  SHRS        Shared-Defined    1,2           542,759
RF MICRODEVICES INC           Common    749941100    13,460   2,000,000  SHRS        Shared-Defined    1,2         2,000,000
SALIX PHARMACEUTICALS INC     Option    795435956     3,726     300,000        PUT   Shared-Defined    1,2           300,000
SANTARUS INC                  Common    802817304     5,733   2,163,514  SHRS        Shared-Defined    1,2         2,163,514
SAVVIS INC                    Common    805423308    31,024     800,000  SHRS        Shared-Defined    1,2           800,000
SELECT SECTOR SPDR TR         Common    81369Y605     3,432     100,000  SHRS        Shared-Defined    1,2           100,000
SOUTHERN UN CO NEW            Common    844030106    38,888   1,250,000  SHRS        Shared-Defined    1,2         1,250,000
SPDR SERIES TRUST             Common    78464A888     3,745     175,000  SHRS        Shared-Defined    1,2           175,000
SPDR TR                       Option    78462F953    90,022     590,000        PUT   Shared-Defined    1,2           590,000
SUNPOWER CORP                 Common    867652109     5,383      65,000  SHRS        Shared-Defined    1,2            65,000
SUNPOWER CORP                 Option    867652959    33,128     400,000        PUT   Shared-Defined    1,2           400,000
TD AMERITRADE HLDG CORP       Common    87236Y108    29,393   1,613,200  SHRS        Shared-Defined    1,2         1,613,200
TD AMERITRADE HLDG CORP       Option    87236Y908    34,673   1,903,000        CALL  Shared-Defined    1,2         1,903,000
TERRA INDS INC                Common    880915103    15,630     500,000  SHRS        Shared-Defined    1,2           500,000
THIRD WAVE TECHNOLOGIES INC   Common    88428W108     5,178     600,000  SHRS        Shared-Defined    1,2           600,000
UNION PAC CORP                Common    907818108     8,480      75,000  SHRS        Shared-Defined    1,2            75,000
UNITED THERAPEUTICS CORP DEL  Common    91307C102     3,327      50,000  SHRS        Shared-Defined    1,2            50,000
UNITED THERAPEUTICS CORP DEL  Option    91307C902    13,441     202,000        CALL  Shared-Defined    1,2           202,000
UNIVERSAL AMERN FINL CORP     Common    913377107    14,391     630,900  SHRS        Shared-Defined    1,2           630,900
USA MOBILITY INC              Common    90341G103     3,796     225,000  SHRS        Shared-Defined    1,2           225,000
WEBSENSE INC                  Common    947684106    12,825     650,000  SHRS        Shared-Defined    1,2           650,000
WESCO INTL INC                Common    95082P105     1,198      27,900  SHRS        Shared-Defined    1,2            27,900
YAHOO INC                     Option    984332906    13,420     500,000        CALL  Shared-Defined    1,2           500,000